Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Condensed Balance Sheet
Condensed balance sheets (in thousands)

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	551,705	24,500	3,845
Short-term investments	—	700,052	109,853
Amounts due from subsidiaries	—	8,496	1,333
Amounts due from related parties	9,000	—	—
Other current assets	—	1,723	271

Total current assets	560,705	734,771	115,302

TOTAL ASSETS	560,705	734,771	115,302

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/EQUITY
Current liabilities
Other payables	—	4,133	649
Amounts due to subsidiaries	20,390	2,569	403
Warrant liabilities	108,160	—	—

Total current liabilities	128,550	6,702	1,052
Non-current liabilities
Share of losses in excess of investments in subsidiaries and amounts due from subsidiaries	662,264	—	—
Total non-current liabilities	662,264	—	—

TOTAL LIABILITIES	790,814	6,702	1,052

Mezzanine equity
Redeemable convertible preferred shares	5,174,910	—	—
Shareholders’ (deficit)/equity
Ordinary shares (US$0.000002 par value per share; 24,819,646,300 and nil shares authorized as of December 31, 2020 and 2021, respectively; 64,908,700 and nil shares issued and outstanding as of December 31, 2020 and 2021, respectively)	1	—	—
Class A ordinary shares (US$0.000002 par value per share; nil and 20,000,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 299,797,728 shares issued as of December 31, 2020 and 2021, nil and 270,054,584 shares outstanding as of December 31, 2020 and 2021, respectively)	—	3	1
Class B ordinary shares (US$0.000002 par value per share; nil and 2,500,000,000 shares authorized as of December 31, 2020 and 2021, respectively; nil and 54,543,800 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	—	1	—
Additional paid-in capital	117,298	13,685,062	2,147,485
Treasury stock	—	(7,042)	(1,105)
Accumulated deficit	(5,499,357)	(12,765,713)	(2,003,219)
Accumulated other comprehensive loss	(22,961)	(184,242)	(28,912)

TOTAL SHAREHOLDERS’ (DEFICIT)/EQUITY	(5,405,019)	728,069	114,250

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDER’S (DEFICIT)/EQUITY	560,705	734,771	115,302

Condensed Statements of Comprehensive Loss
Condensed statements of comprehensive loss (in thousands)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	375	(142,186)	(271,436)	(42,594)

Total operating expenses	375	(142,186)	(271,436)	(42,594)

Income/(loss) from operations	375	(142,186)	(271,436)	(42,594)

Interest income	24,423	7,699	8,611	1,351
Interest expenses	(39,477)	(21,334)	—	—
Other expenses	—	(29,141)	—	—
Changes in fair value of warrant liabilities	(100,672)	11,450	(44,457)	(6,976)
Share of losses in subsidiarie s	(1,758,032)	(3,003,402)	(6,121,777)	(960,641)

Net loss	(1,873,383)	(3,176,914)	(6,429,059)	(1,008,860)

Accretions of redeemable convertible preferred shares	(74,558)	(320,301)	(288,380)	(45,253)
Deemed dividend	(46,168)	—	—	—

Net loss attributable to ordinary shareholders	(1,994,109)	(3,497,215)	(6,717,439)	(1,054,113)

Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustments	30,409	(53,370)	(161,281)	(25,308)

Comprehensive loss	(1,842,974)	(3,230,284)	(6,590,340)	(1,034,168)

Accretions of redeemable convertible preferred shares	(74,558)	(320,301)	(288,380)	(45,253)
Deemed dividend	(46,168)	—	—	—

Comprehensive loss attributable to ordinary shareholders	(1,963,700)	(3,550,585)	(6,878,720)	(1,079,421)

Condensed Statements of Cash Flow
Condensed statements of cash flows (in thousands)

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	24,414	7,564	(4,066)	(638)
Net cash used in investing activities	(1,663,826)	(1,957,689)	(7,713,202)	(1,210,370)
Net cash generated from financing activities	1,340,157	2,281,673	7,215,688	1,132,299
Effect of exchange rate changes on cash and cash equivalents and restricted cash	20,632	(41,844)	(25,625)	(4,021)

Net (decrease)/increase in cash and cash equivalents	(278,623)	289,704	(527,205)	(82,730)
Cash and cash equivalents at beginning of the year	540,624	262,001	551,705	86,575

Cash and cash equivalents at end of the year	262,001	551,705	24,500	3,845